Stockholders' Equity - Common Stock (Details) - $ / shares				9 Months Ended	12 Months Ended
	Feb. 19, 2020	Dec. 30, 2019	Feb. 19, 2019	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Mar. 13, 2020
Class of Stock [Line Items]
Common stock, shares issued				23,000,000	23,000,000
Common shares, outstanding including shares subject to possible redemption						0
Common stock, shares outstanding				23,000,000	23,000,000
Class A common stock
Class of Stock [Line Items]
Common stock, shares authorized				100,000,000	100,000,000	100,000,000
Common stock, par value				$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Common shares, issued including shares subject to possible redemption					23,000,000
Common stock, shares issued					0	0
Common shares, outstanding including shares subject to possible redemption					23,000,000
Common stock, shares outstanding					0	0
Common shares, votes per share				$ 1
Number of common stock issuable pursuant to Initial Business Combination, as a percent of outstanding shares					20.00%
Class B common stock
Class of Stock [Line Items]
Common stock, shares authorized				10,000,000	10,000,000	10,000,000
Common stock, par value				$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares issued				5,750,000	5,750,000	5,750,000
Common stock, shares outstanding				5,750,000	5,750,000	5,750,000
Common shares, votes per share				$ 1	$ 1
Total number of shares after stock split (in shares)	5,750,000		5,750,000
Number of shares subject to forfeiture (in shares)	750,000		750,000
Beneficial ownership (as a percent)				20.00%	20.00%
Number of Class A common stock issued upon conversion of each share (in shares)					1
Class B common stock | Sponsor
Class of Stock [Line Items]
Number of shares issued (in shares)	4,312,500	4,312,500				4,312,500
Number of shares held after stock split (in shares)	5,360,000